Transition effects arising from changes in accounting policies - Difference between the amount of operating lease agreements (Details) - KRW (₩) ₩ in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2021
Difference Between the Amount of Operating Lease Agreement [Line Items]
Operating lease agreement commitment disclosed as of December 31, 2018		₩ 594,161
Lease liabilities recognized at the beginning of 2019		612,690
Increase (decrease) through transfers and other changes, property, plant and equipment		573,823
Increase decrease in prepaid expenses due to changes in right of use assets		42,196
Increase decrease in unearned revenue due to changes in right of use assets		5,197
Increase decrease in accrued expenses due to changes in right of use assets		₩ 17
Increase (decrease) due to changes in accounting policy [member]
Difference Between the Amount of Operating Lease Agreement [Line Items]
Operating lease agreement commitment disclosed as of December 31, 2018	₩ 610,080
Amount discounted using the Group's incremental borrowing rate	591,725
Low-value leases recognized as current expenses through the straight-line method	(3,454)
Value-added Tax	(51,429)
Lease liabilities recognized at the beginning of 2019	₩ 536,842